SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 3,033	$ 665
Estimated useful life	7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 422
Related Development Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	239
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 2,514